Cover	Mar. 27, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On March 18, 2024, Biodexa Pharmaceuticals PLC, or the Company, filed a registration statement with the Securities and Exchange Commission, or the SEC, on Form F-1 (File No. 333-278040), or the Registration Statement. The Registration Statement was initially declared effective by the SEC on March 27, 2024, and originally covered a resale by the selling shareholders named in the Registration Statement, or the Selling Shareholders, of up to an aggregate of 1,283,432,000 ordinary shares, nominal value £0.000001 per share, or the Ordinary Shares, of the Company, represented by 12,831 American Depositary Shares, or the Depositary Shares, consisting of (1) 373,521,200 Ordinary Shares represented by 3,733 Depositary Shares issued in private placement transactions in December 2023, and (2) 909,910,800 Ordinary Shares represented by 9,098 Depositary Shares, issuable upon the exercise of pre-funded warrants issued in such private placements. On April 29, 2024, the Company filed Post-Effective Amendment No. 1 to Form F-1, or Post-Effective Amendment No. 1, which was subsequently declared effective by the SEC on May 2, 2024. Post-Effective Amendment No. 1 was filed by the Company to, among other things, update the Registration Statement to include information (i) contained in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023, and (ii) regarding the Selling Shareholders named in the prospectus. On November 17, 2025, the Company filed Post-Effective Amendment No. 2 to Form F-1, or Post-Effective Amendment No. 2, which was subsequently declared effective by the SEC on November 21, 2025. Post-Effective Amendment No. 2 was filed by the Company to, among other things, update the Registration Statement to include information (i) contained in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024, and (ii) regarding the Selling Shareholders named in the prospectus. This Post-Effective Amendment No. 3 to Form F-1, or Post-Effective Amendment No. 3, is being filed to among other things, update the Registration Statement to include information (i) contained in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, and (ii) regarding the Selling Shareholders named in the prospectus. The information included in this filing updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3. Accordingly, this Post-Effective Amendment No. 3 concerns only the offer and sale of ordinary shares represented by Depositary Shares issuable from time to time upon exercise of such warrants that remain unexercised. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	20480 180
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Creation Date	Mar. 27, 2026
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi